Commitments and Contingencies - Additional Information (Detail) T in Thousands, $ in Thousands, ₩ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩) Vessel T shares	Mar. 31, 2024 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)
Disclosure of contingent liabilities [line items]
Borrowings | ₩		₩ 25,970,379			₩ 24,305,662
Derivative financial liabilities | ₩		₩ 119,922
POSCO HOLDINGS INC [Member]
Disclosure of contingent liabilities [line items]
Borrowings | $				$ 1,020
Posco [member]
Disclosure of contingent liabilities [line items]
Nickel contracts terms		1 year
Remaining iron ore to be purchased | T		43,000
Remaining coal to be purchased | T		15,000
Liquefied natural gas to be purchased | T		550
Liquefied natural gas terms		20 years
Liquefied natural gas revised quantity to be purchased | T		190
Number of vessels for transportation of raw materials | Vessel		36
Average remaining contract period		7 years
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member]
Disclosure of contingent liabilities [line items]
Capital investment obligation | ₩		₩ 43,189
Long-term borrowings [member] | POSCO HOLDINGS INC [Member]
Disclosure of contingent liabilities [line items]
Borrowings | $				$ 1,050
Treasury shares [member] | POSCO HOLDINGS INC [Member]
Disclosure of contingent liabilities [line items]
Treasury shares | shares		3,211,795
POSCO INTERNATIONAL SINGAPORE PTE LTD [member] | Posco [member]
Disclosure of contingent liabilities [line items]
Liquefied natural gas to be purchased | T		370
Liquefied natural gas terms		15 years
Period of extension of the purchase contract		5 years
Date of expiry of contract		Sep. 30, 2046
GM Raw Materials Battery Corporation [member] | POSCO FUTURE MATERIALS CANADA INC. (formerly, POSCO CHEMICAL CANADA INC.) [member]
Disclosure of contingent liabilities [line items]
Shares of the investor as a percentage of capital contributions		125.00%		125.00%
Derivative financial liabilities | $				$ 119,258,000
Top of range [member] | Korea National Oil Corporation [member] | Posco [member]
Disclosure of contingent liabilities [line items]
Iron ore and coal contracts terms		3 years
Ship Purchase Agreements [Member] | POSCO INTERNATIONAL CORPORATION [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities guarantee amount | $				$ 31,000
Korea Ambatovy Consortium [member] | POSCO INTERNATIONAL CORPORATION [Member]
Disclosure of contingent liabilities [line items]
Percentage of rights and obligations		15.33%
Contributon For Developmental Projects [Member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member]
Disclosure of contingent liabilities [line items]
Payment for development project expenditure | ₩	₩ 25,700
Remaining commitement to contibute capital for developmental expenditure | ₩			₩ 17,489